PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
Property and equipment is as follows:

	December 31,
	2016	2015

Equipment and facilities	$5,207	$4,360
Internal-use software	531	531
Vehicles	1,127	1,031
Leasehold improvements	257	262
	7,122	6,184
Less: accumulated depreciation and amortization	5,338	4,691
Total property and equipment, net	$1,784	$1,493